CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Mar. 31, 2023
CURRENT ASSETS
Cash	$ 620,910	$ 651,490
Restricted cash – Current	0	500,000
Short-term investments	0	51,723
Accounts receivable, net	20,472	89,248
Prepaid and other receivable	1,375,957	525,429
Due from related parties	76,888	191,595
Assets held for sale	0	20,335,836
Total current assets	2,094,227	22,345,321
Restricted cash – non-current	152,434	140,391
Property, plant and equipment, net	83,581,322	69,568,551
Right of use assets	41,783	690,932
Intangible assets, net	933,642	966,533
Acquisition deposits	0	760,000
Deferred tax assets	105,334	778,552
Goodwill	950,959	951,346
TOTAL ASSETS	87,859,701	96,201,626
CURRENT LIABILITIES
Accounts payable	1,187,480	1,025,892
Accrued liabilities	2,253,851	1,820,872
Other tax payable	616,358	932,402
Due to related parties	326,640	4,165,912
Deferred revenue	968,676	1,321,673
Lease liability - current	15,931	196,996
Liabilities related to assets held for sale	0	19,709,383
Bank loans - current	62,423,441	47,694,700
Other loan payable- current	488,692	467,976
Convertible notes	0	1,214,375
Derivative liability - current	0	378,132
Income tax payable	1,399,244	1,528,630
Total current liabilities	69,680,313	80,456,943
Deferred tax liabilities	126,051	225,060
Lease liability, non-current	25,852	493,936
Other loan payable, non-current	252,476	741,469
Derivative liability, non-current	29,075	1,565,570
TOTAL LIABILITIES	70,113,767	83,482,978
Commitments
EQUITY
Common shares, no par value, unlimited shares authorized, 3,437,926 and 2,616,666 issued and outstanding* as of March 31, 2024 and 2023, respectively	0	0
Additional paid-in capital	17,719,755	14,106,238
Accumulated deficit	136,191	(886,765)
Accumulated other comprehensive loss	(93,967)	(549,736)
Total shareholders’ equity attributable to the Company	17,761,979	12,669,737
Noncontrolling interest	(16,045)	48,911
Total shareholders’ equity	17,745,934	12,718,648
TOTAL LIABILITIES AND EQUITY	$ 87,859,701	$ 96,201,626